Supplemental Disclosure with Respect to Cash Flows - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 18, 2023	Dec. 31, 2024	Dec. 31, 2023
Interest Paid		$ 393,739	$ 598,046
Proceeds from Interest received		1,159,943	$ 912,033
Increase (Decrease) in Operating Lease Liability		$ 78,580
Common Stock [Member]
Shares, issued	99,061
Share capital	$ 511,678